Segmented Information - Investments In Associates, Additions to goodwill, Segment assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Investments in associates	$ 7,433.9	$ 6,104.0
Additions to goodwill	152.0	60.7
Segment assets	92,125.1	86,645.4
Segment liabilities	71,789.3	65,330.1
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Investments in associates	4,703.0	3,385.4
Additions to goodwill		16.4
Segment assets	79,847.0	73,884.9
Segment liabilities	57,608.7	51,518.9
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Investments in associates	1,217.7	801.5
Segment assets	18,664.9	17,418.7
Segment liabilities	12,890.0	11,551.5
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Investments in associates	2,893.3	2,168.7
Additions to goodwill		16.4
Segment assets	51,634.9	46,849.3
Segment liabilities	39,086.8	34,266.7
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Investments in associates	592.0	415.2
Segment assets	9,547.2	9,616.9
Segment liabilities	5,631.9	5,700.7
Operating segments | Life insurance and Run-off
Segmented Information
Investments in associates	348.1	272.6
Additions to goodwill	0.4
Segment assets	6,087.7	6,669.1
Segment liabilities	5,289.5	5,781.1
Operating segments | Non-insurance companies
Segmented Information
Investments in associates	1,378.5	1,379.7
Additions to goodwill	151.6	44.3
Segment assets	8,611.4	7,856.4
Segment liabilities	4,820.6	4,075.1
Corporate and Other and eliminations and adjustments
Segmented Information
Investments in associates	1,004.3	1,066.3
Segment assets	(2,421.0)	(1,765.0)
Segment liabilities	$ 4,070.5	$ 3,955.0